General Information (Unaudited) Asset Dispositions (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
		Apr. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Disposal Group, Including Discontinued Operation, Assets, Current			$ 763,000,000				$ 744,000,000
Disposal Group, Including Discontinued Operation, Assets, Noncurrent			4,114,000,000				4,124,000,000
Disposal Group, Including Discontinued Operation, Assets			4,900,000,000
Disposal Group, Including Discontinued Operation, Liabilities, Current			100,000,000				108,000,000
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent			716,000,000				718,000,000
Stockholders' Equity Attributable to Noncontrolling Interest			4,278,000,000				4,216,000,000
Net (loss) income from discontinued operations			(4,000,000)	$ 41,000,000
Revenue from Related Parties			0	0
Net Cash Provided by (Used in) Discontinued Operations			$ 50,000,000	62,000,000
Morenci [Member]
Percentage Of Undivided Interest Owned By Company			85.00%
Morenci [Member] | Sumitomo Metal Mining Arizona Inc. [Member]
Percent Of Undivided Interest Owned By Third Party			15.00%
Morenci [Member] | Subsequent Event [Member]
Disposal Date					Feb. 15, 2016
Proceeds from Sale of Productive Assets					$ 1,000,000,000
Change in Ownership, Percentage					13.00%
Gain (Loss) on Sale of Previously Unissued Stock by Subsidiary					$ 550,000,000
Percentage Of Undivided Interest Owned By Company					72.00%
Morenci [Member] | Subsequent Event [Member] | Sumitomo Metal Mining Arizona Inc. [Member]
Percent Of Undivided Interest Owned By Third Party					15.00%
Morenci [Member] | Subsequent Event [Member] | Sumitomo Metal Mining Co., Ltd. [Member]
Percent Of Undivided Interest Owned By Third Party					13.00%
Oil and Gas Royalty Interests [Member] | Subsequent Event [Member]
Disposal Date		Apr. 21, 2016
Proceeds from Sale of Productive Assets		$ 102,000,000
Serbia [Member] | Subsequent Event [Member]
Disposal Date					May 02, 2016
Proceeds from Sale of Productive Assets					$ 135,000,000
Contingent Consideration Arrangements, Range of Outcomes, Value, High					$ 107,000,000
Tenke Fungurume [Member] | Tenke Segments [Member]
Percentage Of Undivided Interest Owned By Company			56.00%
Tenke Fungurume [Member] | Subsequent Event [Member]
Disposal Date						May 09, 2016
Proceeds from Divestiture of Businesses, Net of Cash Divested						$ 2,650,000,000
Percentage Of Undivided Interest Owned By Company						70.00%
Contingent Consideration Arrangements, Range of Outcomes, Value, High						$ 120,000,000
Tenke Fungurume [Member] | Copper [Member] | Subsequent Event [Member]
Contingent Consideration Arrangements, Range of Outcomes, Value, High						60,000,000
Contingent Consideration, Reference Price						3.50
Tenke Fungurume [Member] | Cobalt [Member] | Subsequent Event [Member]
Contingent Consideration Arrangements, Range of Outcomes, Value, High						60,000,000
Contingent Consideration, Reference Price						20
Freeport Cobalt [Member]
Percentage Of Undivided Interest Owned By Company			56.00%
Freeport Cobalt [Member] | Subsequent Event [Member]
Proceeds from Divestiture of Businesses, Net of Cash Divested						100,000,000
Kisanfu Exploration Project [Member]
Percentage Of Undivided Interest Owned By Company			100.00%
Kisanfu Exploration Project [Member] | Subsequent Event [Member]
Proceeds from Divestiture of Businesses, Net of Cash Divested						$ 50,000,000
Discontinued Operations, Held-for-sale [Member] | Tenke Fungurume [Member]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents			$ 79,000,000				29,000,000
Disposal Group, Including Discontinued Operation, Inventory, Current			553,000,000				584,000,000
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net			131,000,000				131,000,000
Disposal Group, Including Discontinued Operation, Assets, Current			763,000,000				744,000,000
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent			3,241,000,000				3,261,000,000
Disposal Group, Including Discontinued Operation, Inventory, Noncurrent			621,000,000				608,000,000
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent			238,000,000				241,000,000
Disposal Group, Including Discontinued Operation, Assets, Noncurrent			4,100,000,000				4,110,000,000
Disposal Group, Including Discontinued Operation, Accounts Payable and Accrued Liabilities, Current			100,000,000				108,000,000
Disposal Group, Including Discontinued Operation, Liabilities, Current			100,000,000				108,000,000
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities, Noncurrent			677,000,000				681,000,000
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent			39,000,000				37,000,000
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent			716,000,000				718,000,000
Stockholders' Equity Attributable to Noncontrolling Interest			1,187,000,000				$ 1,178,000,000
Disposal Group, Including Discontinued Operation, Revenue	[1]		285,000,000	382,000,000
Disposal Group, Including Discontinued Operations, Production and delivery			226,000,000	233,000,000
Disposal Group, Including Discontinued Operation, Depreciation and Amortization			60,000,000	73,000,000
Disposal Group, Including Discontinued Operation, Interest Expense	[2]		10,000,000	7,000,000
Disposal Group, Including Discontinued Operation, Other Expense			0	9,000,000
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax			(11,000,000)	60,000,000
Discontinued Operation, Tax Effect of Discontinued Operation			7,000,000	(19,000,000)
Net (loss) income from discontinued operations			(4,000,000)	41,000,000
Revenue from Related Parties			32,000,000	28,000,000
Cash Provided by (Used in) Operating Activities, Discontinued Operations			89,000,000	138,000,000
Cash Provided by (Used in) Investing Activities, Discontinued Operations			(36,000,000)	(48,000,000)
Cash Provided by (Used in) Financing Activities, Discontinued Operations			(3,000,000)	(28,000,000)
Net Cash Provided by (Used in) Discontinued Operations			$ 50,000,000	$ 62,000,000

[1]	In accordance with accounting guidance, amounts are net of eliminations of intercompany sales totaling $32 million in first-quarter 2016 and $28 million in first-quarter 2015.
[2]	In accordance with accounting guidance, interest associated with FCX's Term Loan that will be required to be repaid as a result of the sale of TFHL has been allocated to discontinued operations.